Shareholder Report, Holdings (Details) - Schwab Fundamental Global Real Estate Index Fund	Aug. 31, 2025
CBRE Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Mitsui Fudosan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
China Overseas Land & Investment Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Mitsubishi Estate Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
China Resources Land Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sun Hung Kai Properties Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[1]
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Real Estate Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1],[3]
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	47.30%	[1]
JAPAN
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
HONG KONG
Holdings [Line Items]
Percent of Total Investments	11.40%	[1]
CHINA
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.